Business Acquisition (Details) (USD $)	Jan. 04, 2012	Dec. 31, 2012 Trademarks and Tradenames [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2012 Internally Developed Software [Member]	Dec. 31, 2012 Other Net Assets [Member]
Purchase price allocation to estimated fair value of the assets acquired and liabilities assumed
Purchase Price Allocation, Gross	$ 664,054	$ 121,157	$ 180,183	$ 363,472	$ (758)
Negative Goodwill on acquisition	(66,394)
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 597,660